Segment reporting	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segment reporting
Segment reporting
The Group distinguishes two operating segments: the operation of crude oil tankers in the international markets (the Tankers Segment) and the floating production, storage and offloading operations (the FSO/FpSO Segment). These two divisions operate in completely different markets, where in the latter the assets are tailor made or converted for specific long term projects. The tanker market requires a different marketing strategy as this is considered a very volatile market, contract duration is often less than two years and the assets are to a large extent standardized. The segment profit or loss figures and key assets as set out below are presented to the executive committee on at least a quarterly basis to help the key decision makers in evaluating the respective segments. The Chief Operating Decision Maker (CODM) also receives the information per segment based on proportionate consolidation for the joint ventures and not by applying equity accounting. The reconciliation between the figures of all segments combined on the one hand and with the consolidated statements of financial position and profit or loss on the other hand is presented in a separate column Equity-accounted investees.
The Group has one client in the Tankers segment that represented 7% of the Tankers segment total revenue in 2018 (2017: one client which represented 10% and in 2016 two clients which represented 10%). All the other clients represent less than 7% of total revenues of the Tankers segment.
The Group has a unique client in the FSO segment.
The Group's internal organizational and management structure does not distinguish any relevant geographical segments.
Consolidated statement of financial position

(in thousands of USD)	December 31, 2018				December 31, 2017
ASSETS	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Vessels	3,520,067	150,029	(150,029)	3,520,067	2,271,500	168,100	(168,100)	2,271,500
Assets under construction	—	—	—	—	63,668	—	—	63,668
Other tangible assets	1,943	—	—	1,943	1,663	—	—	1,663
Intangible assets	105	—	—	105	72	—	—	72
Receivables	38,658	—	—	38,658	163,382	10,739	(13,769)	160,352
Investments in equity accounted investees	1,915	—	41,267	43,182	1,695	—	28,900	30,595
Deferred tax assets	2,255	1,229	(1,229)	2,255	2,487	223	(223)	2,487

Total non-current assets	3,564,943	151,258	(109,991)	3,606,210	2,504,467	179,062	(153,192)	2,530,337

Total current assets	521,536	15,784	(16,179)	521,141	281,132	11,581	(12,077)	280,636

TOTAL ASSETS	4,086,479	167,042	(126,170)	4,127,351	2,785,599	190,643	(165,269)	2,810,973

EQUITY and LIABILITIES

Total equity	2,219,648	40,874	1	2,260,523	1,820,887	25,473	1	1,846,361

Bank and other loans	1,421,465	97,480	(97,480)	1,421,465	653,730	162,762	(162,762)	653,730
Convertible and other Notes	148,166	—	—	148,166	147,619	—	—	147,619
Other payables	1,451	355	(355)	1,451	539	—	—	539
Deferred tax liabilities	—	4,283	(4,283)	—	—	1,680	(1,680)	—
Employee benefits	4,336	—	—	4,336	3,984	—	—	3,984
Amounts due to equity-accounted joint ventures	—	—	—	—	—	—	—	—
Provisions	4,288	—	—	4,288	—	—	—	—

Total non-current liabilities	1,579,706	102,118	(102,118)	1,579,706	805,872	164,442	(164,442)	805,872

Total current liabilities	287,125	24,050	(24,053)	287,122	158,840	728	(828)	158,740

TOTAL EQUITY and LIABILITIES	4,086,479	167,042	(126,170)	4,127,351	2,785,599	190,643	(165,269)	2,810,973

Consolidated statement of profit or loss

(in thousands of USD)	2018	2017	2016

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Shipping income
Revenue	600,024	49,155	(49,155)	600,024	513,399	59,513	(59,544)	513,368	704,766	65,125	(85,626)	684,265
Gains on disposal of vessels/other tangible assets	19,138	—	—	19,138	36,538	—	—	36,538	50,397	—	—	50,397
Other operating income	4,775	72	(72)	4,775	4,902	234	(234)	4,902	6,765	327	(96)	6,996
Total shipping income	623,937	49,227	(49,227)	623,937	554,839	59,747	(59,778)	554,808	761,928	65,452	(85,722)	741,658

Operating expenses
Voyage expenses and commissions	(141,416)	(1)	1	(141,416)	(62,035)	(304)	304	(62,035)	(63,305)	(476)	4,221	(59,560)
Vessel operating expenses	(185,792)	(9,637)	9,637	(185,792)	(150,391)	(9,157)	9,121	(150,427)	(164,478)	(9,679)	13,958	(160,199)
Charter hire expenses	(31,114)	—	—	(31,114)	(31,173)	—	—	(31,173)	(17,713)	—	—	(17,713)
Losses on disposal of vessels/other tangible assets	(273)	—	—	(273)	(21,027)	—	—	(21,027)	(1)	—	(1)	(2)
Impairment on non-current assets held for sale	(2,995)	—	—	(2,995)	—	—	—	—	—	—	—	—
Loss on disposal of investments in equity accounted investees	—	—	—	—	—	—	—	—	(24,150)	—	—	(24,150)
Depreciation tangible assets	(270,582)	(18,071)	18,071	(270,582)	(229,777)	(18,071)	18,071	(229,777)	(233,368)	(18,071)	23,775	(227,664)
Depreciation intangible assets	(111)	—	—	(111)	(95)	—	—	(95)	(99)	—	—	(99)
General and administrative expenses	(66,235)	(425)	428	(66,232)	(46,871)	(30)	33	(46,868)	(44,152)	(80)	181	(44,051)
Total operating expenses	(698,518)	(28,134)	28,137	(698,515)	(541,369)	(27,562)	27,529	(541,402)	(547,266)	(28,306)	42,134	(533,438)

RESULT FROM OPERATING ACTIVITIES	(74,581)	21,093	(21,090)	(74,578)	13,470	32,185	(32,249)	13,406	214,662	37,146	(43,588)	208,220

Finance income	15,023	160	(160)	15,023	7,267	197	(198)	7,266	6,864	57	(66)	6,855
Finance expenses	(89,412)	(3,795)	3,795	(89,412)	(50,730)	(1,026)	1,027	(50,729)	(52,420)	(2,552)	3,277	(51,695)
Net finance expenses	(74,389)	(3,635)	3,635	(74,389)	(43,463)	(829)	829	(43,463)	(45,556)	(2,495)	3,211	(44,840)

Gain on bargain purchase	23,059	—	—	23,059	—	—	—	—	—	—	—	—
Share of profit (loss) of equity accounted investees (net of income tax)	220	—	15,856	16,076	150	—	29,932	30,082	334	—	40,161	40,495

Profit (loss) before income tax	(125,691)	17,458	(1,599)	(109,832)	(29,843)	31,356	(1,488)	25	169,440	34,651	(216)	203,875

Income tax expense	(238)	(1,599)	1,599	(238)	1,358	(1,488)	1,488	1,358	174	(216)	216	174

Profit (loss) for the period	(125,929)	15,859	—	(110,070)	(28,485)	29,868	—	1,383	169,614	34,435	—	204,049

Attributable to:
Owners of the company	(125,929)	15,859	—	(110,070)	(28,485)	29,868	—	1,383	169,614	34,435	—	204,049

Summarized consolidated statement of cash flows

(in thousands of USD)	2018				2017				2016
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Net cash from (used in) operating activities	843	40,672	(40,674)	841	211,310	49,684	(49,698)	211,295	427,926	49,013	(38,737)	438,202
Net cash from (used in) investing activities	190,042	—	—	190,042	(40,243)	—	1	(40,242)	(90,891)	—	(9,724)	(100,615)
Net cash from (used in) financing activities	(160,165)	(42,164)	42,164	(160,165)	(234,921)	(78,421)	78,367	(234,976)	(264,714)	(32,929)	36,483	(261,160)

Capital expenditure	(238,065)	—	—	(238,065)	(177,901)	—	—	(177,901)	(342,698)	—	—	(342,698)